Other Information - Events after the reporting date (Details) $ / shares in Units, shares in Thousands	Jul. 01, 2019 USD ($) $ / shares shares
Zoosk | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 258,000,000
Number of shares issued (in shares) | shares	12,980
Proceeds from issuing shares	$ 153,000,000
Purchase price per share (in usd per share) | $ / shares	$ 11.78
Portion of consideration paid consisting of cash and cash equivalents	$ 105,000,000
Lines of credit | $125 million senior secured facilities agreement | Entering into significant debt agreement
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility, maximum amount of borrowing capacity	125,000,000
Term loan | $120 million senior secured term loan | Entering into significant debt agreement
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility, maximum amount of borrowing capacity	120,000,000
Revolving credit facilities | $5 million senior secured revolving credit facility | Entering into significant debt agreement
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility, maximum amount of borrowing capacity	$ 5,000,000
LIBOR | Lines of credit | $125 million senior secured facilities agreement | Entering into significant debt agreement
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	8.00%
Base Rate | Lines of credit | $125 million senior secured facilities agreement | Entering into significant debt agreement
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	7.00%